CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		91 Months Ended	97 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Jun. 30, 2011
Cash flows from operating activities
Net loss	$ (2,147,084)	$ (346,657)	$ (954,118)		$ (8,468,236)	$ (10,615,320)
Adjustments to reconcile net income (loss) to net cash (used) by operating activities:
Depreciation and amortization	11,682	13,109	25,450	27,438	107,515	210,237
Issuance of common stock for consulting					23,488	23,488
Expenses related to employee stock options	1,566,816	22,063	86,985	157,933	567,262	2,132,906
Expenses related to issuance of warrants		3,516				10,646
Amortization of debt discount	8,646	(2,669)	10,646		10,646	8,646
Non-cash fair value of stock options issued to non-employee for consulting				54,064	1,370,926	1,370,926
Loss on fixed asset dispositions			8,346	55,911	71,550	71,550
Gain on debt settlement				(1,358,127)	(1,358,127)	(1,358,127)
Expenses paid by issuance of preferred stock/common stock	98,649				50,000	148,649
Expenses paid by issuance of debt
(Increase) decrease in Accounts receivable	(218,753)	47,815	50,000		50,000	(168,753)
(Increase) decrease in Prepaid expenses	(66,237)	(15,164)	(5,974)	94,715	(15,765)	(82,002)
(Increase) decrease in Deposits				3,565
Increase (decrease) in Accounts payable	(240,368)	(39,435)	56,568	(98,396)	1,024,330	785,134
Increase (decrease) in Accrued expenses	(226,704)	59,759	230,898	228,050	757,065	530,361
Net Cash Used by Operating Activities	(1,205,531)	(249,842)	(475,556)	(684,218)	(5,726,128)	6,931,659
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for intangible assets	2,500				139,109	141,609
Net cash received in acquisition	69					69
Cash paid for purchase of property and equipment		1,455	4,755	1,251	208,619	208,619
Net Cash Used by Investing Activities	(2,431)	(1,455)	(4,755)	(1,251)	(347,728)	(350,159)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes - stockholder					1,400,000	1,400,000
Proceeds from issuance of short-term convertible notes	195,000	250,000	490,000	50,000	540,000	735,000
Advances from stockholders				13,832	679,500	679,500
Proceeds from sale of common stock - Class A	2,630,929				2,317,821	4,948,750
Proceeds from sale of common stock - Class B				622,948	622,948	622,948
Proceeds from sale of preferred stock	(1,395,000)				525,000	(1,920,000)
Net Cash Provided by Financing Activities	4,220,929	250,000	490,000	686,780	6,085,269	10,306,198
Net Increase (Decrease) in Cash and Cash Equivalents	3,012,967	(1,297)	9,689	1,311	11,413	3,024,380
Cash and Cash Equivalents, Beginning of Period	11,413	1,724	1,724		0	0
Cash and Cash Equivalents, End of Period	3,024,380	427	11,413	1,724	11,413	3,024,380
Supplemental Cash Flow Disclosures:
Interest expense paid in cash				1,572	11,511
Income tax paid
Supplemental Non-Cash Disclosure:
Conversion of preferred stock to common stock					288	288
Notes payable - stockholder - settled in common stock	835,000			900,000	1,400,000	1,400,000
Accrued interest - stockholder - settled in common stock	41,180			101,067	109,889	109,889
Advances from stockholders settled in common stock				13,832	679,500	679,500
Accounts payable settled in common stock				103,872	103,872	103,872
Accounts payable settled in common stock options				30,500	30,500	30,500
Accrued expenses settled in common stock options				3,000	3,000	3,000
Decrease in accounts payable related to fixed asset disposition				133,314	133,314	133,314
Decrease in accounts payable related to settlement	113,406			48,000	48,000	48,000
Decrease in accrued expenses related to settlement				3,000	3,000	3,000
Increase in accounts receivable related to common stock issuance				50,000	50,000	50,000
Fixed asset acquired in merger	$ 1,005					$ 1,005